Popular, Inc. (Holding company only) financial information (Notes payable by contractual maturities) (Details) - Notes payable - Popular, Inc. Holding Co. $ in Thousands	Dec. 31, 2021 USD ($)
Debt Disclosure
2022	$ 0
2023	297,842
2024	0
2025	0
2026	0
Later years	104,148
Total	$ 401,990